Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with sales charge)
Accumulated Value	$ 11,331	$ 11,175	$ 10,827	$ 10,586	$ 11,486	$ 11,188	$ 10,901	$ 10,412	$ 10,331	$ 10,455	$ 9,775
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name												Class A1 (with sales charge)
Accumulated Value		11,292	10,933	10,673	11,554	11,237	10,932	10,414	10,333	10,456	9,775	$ 11,466
Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with sales charge)
Accumulated Value	11,096	10,988	10,690	10,494	11,430	11,178	10,936	10,476	10,453	10,636	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value		11,653	11,269	10,988	11,877	11,546	11,209	10,666	10,572	10,697	10,000	$ 11,871
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value		11,650	11,270	10,992	11,884	11,557	11,233	10,683	10,590	10,705	10,000	$ 11,841
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal Bond Index
Accumulated Value	12,437	12,300	11,917	11,549	12,632	12,126	11,610	10,880	10,713	10,765	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal Bond Index
Accumulated Value		12,300	11,917	11,549	12,632	12,126	11,610	10,880	10,713	10,765	10,000	$ 12,437
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal Bond Index
Accumulated Value	12,437	12,300	11,917	11,549	12,632	12,126	11,610	10,880	10,713	10,765	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal Bond Index
Accumulated Value		12,300	11,917	11,549	12,632	12,126	11,610	10,880	10,713	10,765	10,000	$ 12,437
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal Bond Index
Accumulated Value		12,300	11,917	11,549	12,632	12,126	11,610	10,880	10,713	10,765	10,000	$ 12,437
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal M.F. CA Intermediate Index
Accumulated Value	12,127	11,729	11,539	11,224	12,048	11,821	11,314	10,651	10,588	10,607	10,000
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal M.F. CA Intermediate Index
Accumulated Value		11,729	11,539	11,224	12,048	11,821	11,314	10,651	10,588	10,607	10,000	$ 12,127
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal M.F. CA Intermediate Index
Accumulated Value	$ 12,127	11,729	11,539	11,224	12,048	11,821	11,314	10,651	10,588	10,607	10,000
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal M.F. CA Intermediate Index
Accumulated Value		11,729	11,539	11,224	12,048	11,821	11,314	10,651	10,588	10,607	10,000	$ 12,127
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal M.F. CA Intermediate Index
Accumulated Value		$ 11,729	$ 11,539	$ 11,224	$ 12,048	$ 11,821	$ 11,314	$ 10,651	$ 10,588	$ 10,607	$ 10,000	$ 12,127